Intangible assets and goodwill, Estimated amortization expense, intangibles for future periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Estimated amortization expense for future period [Abstract]
Total intangible assets subject to amortization	$ 467,359	$ 305,369
Developed Technology [Member] | Metreleptin [Member]
Estimated amortization expense for future period [Abstract]
2022	27,429
2023	27,429
2024	27,429
2025	27,429
2026	4,113
Thereafter	0
Total intangible assets subject to amortization	$ 113,829	$ 141,257
Estimated economic lives	4 years 2 months 12 days	5 years 2 months 12 days
Developed Technology [Member] | Lomitapide [Member]
Estimated amortization expense for future period [Abstract]
2022	$ 15,537
2023	15,537
2024	15,537
2025	15,537
2026	15,537
Thereafter	10,098
Total intangible assets subject to amortization	$ 87,783	$ 103,320
Estimated economic lives	5 years 8 months 12 days	6 years 8 months 12 days
Developed Technology [Member] | Mycapssa [Member]
Estimated amortization expense for future period [Abstract]
2022	$ 14,828
2023	14,828
2024	14,828
2025	14,828
2026	14,828
Thereafter	134,881
Total intangible assets subject to amortization	$ 209,021	$ 0
Estimated economic lives	14 years 2 months 12 days